Business combination (Details) - Schedule of assets acquired and liabilities assumed - Business combinations [member] $ in Thousands	12 Months Ended
Dec. 31, 2022 MXN ($)
Business combination (Details) - Schedule of assets acquired and liabilities assumed [Line Items]
Cash out	$ 5,044,371
Less cash and cash equivalent balances acquired from JAFRA	(345,908)
Net cash used (investing activities)	$ 4,698,463